RELATED PARTY TRANSACTIONS (Details)		1 Months Ended				3 Months Ended			12 Months Ended
	Nov. 23, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) company $ / shares shares	Sep. 30, 2014 USD ($) company shares	Apr. 30, 2014 USD ($) t company $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) vessel $ / shares $ / vessel shares	Dec. 31, 2015 USD ($) vessel $ / shares $ / vessel shares	Dec. 31, 2014 USD ($)	Sep. 15, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Newbuilding Contract, Sold	$ 1,900,000									$ 10,800,000
Loss on Sale of Newbuilding Contract										8,900,000
Number of shares issued as consideration | shares			6,200,000
Value of share consideration paid in connection with purchase of vessel											$ 38,874,000
Cash paid to acquire SPCs									$ 194,000	24,000	24,085,000
Cash acquired upon purchase of SPC's									0	$ 108,645,000	$ 68,560,000
Number of newbuilding vessels converted and sold										2
Number of SPCs acquired			12								13
Sale Leaseback Transaction, Historical Cost		$ 272,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares					3,100,000
Frontline 2012 [Member]
Related Party Transaction [Line Items]
Number of SPCs expected to acquire | company					25
Capesize drybulk size range | t					180,000
Value of share consideration paid in connection with purchase of vessel			$ 127,100,000	$ 356,800,000
Value of cash acquired under common control transaction			108,600,000					$ 108,600,000
Noncash or Part Noncash Acquisition, Payables Assumed					$ 150,000,000
Cash acquired upon purchase of SPC's				$ 25,100,000	$ 43,400,000
Cost on newbuildings acquired from common control transaction			$ 78,200,000					$ 78,200,000
Number of SPCs acquired | company			12	13	5
Frontline 2012 [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares			6,200,000	6,200,000	3,100,000			6,200,000
Share price (in USD per share) | $ / shares			$ 20.5		$ 62.7			$ 20.5				$ 57.55
Karpasia [Member]
Related Party Transaction [Line Items]
Cash paid to acquire SPCs					$ 24,000,000
Karpasia [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares					620,000
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									4,216,000	$ 159,000	$ 0
Revenue from Related Parties									957,000	310,000	0
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									1,114,000	0	0
ICB Shipping (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									0	579,000	2,315,000
General Management Fees Expenses								$ 2,300,000.0
Gross freight revenue commission expense rate								1.25%
Management fee commissions on sale of vessels								1.00%
Vessel purchase cost commission expense rate								1.00%
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Newbuilding Contract, Sold										1,900,000
Loss on Sale of Newbuilding Contract										$ 8,900,000
Number of newbuilding vessels converted and sold										2
Management Fee Expense									115,000	$ 115,000
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party											0
Profit share percentage										33.00%
Revenue from Related Parties									795,000	$ 560,000	0
3M USD LIBOR Variable rate										300.00%
Base rate										0.40%
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									$ 6,521,000	$ 13,192,000	2,962,000
Management Fee to be Paid Per Annum | $ / vessel									31,875	33,000
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									$ 2,638,000	$ 1,932,000	562,000
Number of Vessels Under Ship Management									15	14
The Former Golden Ocean [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									$ 0	$ 134,000	1,034,000
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties									150,000	0	0
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									98,000	0	0
Revenue from Related Parties									945,000	$ 0	$ 0
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Charter Term, Contractual, Period 2							3 years			3 years
Daily Operating Expenses Rate										$ 7,000
Number of vessels sold and leased back		8					8			8
Daily Time Charter Rate, Period 1, Adjusted										$ 50
Purchase option, Vessels									112,000,000	$ 112,000,000
Charter term, Extension						3 years	3 years			3 years
Charter Term, Contractual						10 years	10 years			10 years
Daily Time Charter Rate, Period 1							$ 17,600			$ 17,600
Charter Term, Contractual, Period 1							7 years			7 years
Daily Time Charter Rate, Period 2, Adjusted										$ 25
Daily Time Charter Rate, Period 2						$ 14,900	$ 14,900			14,900
Daily Time Charter Rate, Extension							$ 14,900			14,900
Sale Leaseback Transaction, Historical Cost		$ 272,000,000
Average: KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Net									$ 25,600,000	$ 12,100,000
Sale Leaseback Transaction, Historical Cost		$ 34,000,000
Vessels owned prior to the merger with the Former Golden Ocean [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back		5						5
Vessels acquired upon the merger with the Former Golden Ocean [Member] | Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back		3
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage									50.00%	50.00%
Dry Bulk Carriers [Member] | Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management									21	21
Commercial management fee revenue per day for managing vessels									$ 125	$ 125
Dry Bulk Carriers [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management									14	12
Commercial management fee revenue per day for first seven dry bulk vessels									$ 125
Number of vessels for which management fee is $125 dollars per day | vessel									7
Commercial management fee revenue per day for remaining seven dry bulk vessels									$ 75
Number of vessels for which management fee is $75 dollars per day | vessel									7
Commercial management fee revenue per day for managing vessels										$ 125
Container Carriers [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management									9	11
Commercial management fee revenue per day for managing vessels									$ 75	$ 65
Frontline 2012 [Member]
Related Party Transaction [Line Items]
Remaining newbuilding installments assumed												$ 490,000,000
Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 200,000,000					$ 200,000,000					$ 200,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 99.65					$ 99.65	$ 88.15	$ 99.65
Convertible Debt [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									$ 93,600,000
Convertible Debt [Member]
Related Party Transaction [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares									2,268,860	2,007,025
Convertible Debt [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares									1,061,826